Document and Entity Information Document	May 11, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2026
Entity Registrant Name	3D SYSTEMS CORPORATION
Entity Central Index Key	0000910638
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34220
Entity Tax Identification Number	95-4431352
Entity Address, Address Line One	333 Three D Systems Circle
Entity Address, City or Town	Rock Hill
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29730
City Area Code	803
Local Phone Number	326-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 per share
Trading Symbol	DDD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false